Nature of operations and summary of significant accounting policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance, December 31, 2021	$ 49,607	$ 37,429
Invoiced by vendors in the current period	(42,414)	(37,726)
Changes in estimate related to the prior period	(7,193)	297
Estimated accrual related to the current period	44,773	49,607
Balance, December 31, 2022	$ 44,773	$ 49,607